GOODWILL (Schedule of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill [Line Items]
Goodwill, beginning balance	$ 10,360	$ 11,090
Foreign currency translation adjustments	490	(730)
Goodwill, ending balance	$ 10,850	$ 10,360